OPERATING LEASES - Cost and Accumulated Depreciation of Vessels Leased to Third Parties on Non-cancelable Operating Leases (Details) - Vessels leased to others - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Cost	$ 3,052,674	$ 3,504,570
Accumulated depreciation	(655,367)	(717,919)
Total	$ 2,397,307	$ 2,786,651